Institutional Class Shares | Ashmore Emerging Markets Total Return Fund
Ashmore Emerging Markets Total Return Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Shares Ashmore Emerging Markets Total Return Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class Shares Ashmore Emerging Markets Total Return Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.00%
Acquired Fund Fees and Expenses	[1]	none
Total Annual Fund Operating Expenses		2.00%
Fee Waiver and/or Expense Reimbursement	[2]	0.98%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's initial fiscal year.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Institutional Class Shares exceed 1.02% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before November 24, 2011 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

whether or not shares are redeemed
Expense Example - (USD $)	1 year	3 years
Institutional Class Shares Ashmore Emerging Markets Total Return Fund	104	533

whether or not shares are redeemed
Expense Example, No Redemption - (USD $)	1 year	3 years
Institutional Class Shares Ashmore Emerging Markets Total Return Fund	104	533

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund's investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign, and Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is a Non-Governmental issuer that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types and denominated in any currency. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.

The Fund will normally invest 25% to 75% of its net assets in investments denominated in or providing investment exposure to local currencies of Emerging Market Countries. Any portion of the Fund's investment exposure to local currencies of Emerging Market Countries that has been hedged into a Hard Currency will not count as currency of an Emerging Market Country for this purpose. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

The Fund is a "non-diversified" fund.

The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including contracts related to currencies, and swap agreements (including total return, interest rate, and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, structured notes, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds (ETFs) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in issuers in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers having their principal place of business in Emerging Market Countries. Also, the Fund will not invest more than 25% of its net assets in investments denominated in a single currency other than the U.S. dollar or the Euro without seeking to hedge into U.S. dollars the portion of the Fund's exposure to that (i.e., non-U.S. dollar, non-Euro) currency that exceeds 25% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments issued by Sovereign, Quasi-Sovereign, or Corporate issuers of Emerging Market Countries and Emerging Market currency-related derivative instruments. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):

•

Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;

•

Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;

•

Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;

•

Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;

•

Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;

•

Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;

•

Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;

•	Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;

•

High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;

•

Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;

•

Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;

•

Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;

•

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

•

Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;

•

Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;

•

Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;

•	Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;

•	Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

•

Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;

•

Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;

•

Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;

•	Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;

•

Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and

•

Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future.